Marshall Funds, Inc.

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 312-461-5920

Fax (direct): 312-461-2817

October 14, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Marshall Funds, Inc. - Post-Effective Amendment No. 72 to Registration Statement on Form N-1A (Reg. Nos. 33-48907; 811-58433)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Marshall Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 72 to its Registration Statement on Form N-1A.

This Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register (i) Class Y and Class I shares of the BMO Dividend Income Fund; (ii) Class Y and Class I shares of the BMO Monegy High Yield Fund; (iii) Class Y and Class I shares of the BMO Pyrford Global Absolute Return Fund; and (iv) Class Y and Class I shares of the BMO Pyrford International Stock Fund. It does not relate to, amend, supercede or otherwise affect the separate Prospectuses and Statement of Additional Information for the other series of the Company.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

MARSHALL FUNDS, INC.

/s/ Linda S. VanDenburgh

Linda S. VanDenburgh
Secretary

cc:	Working Group